Exhibit 99.1

Capital One Prime Auto Receivables Trust
Automobile Receivable - Backed Notes
Series 2007-1

MONTHLY DISTRIBUTION REPORT

Material terms, parties or abbreviations used herein may be found in the transaction documents filed as exhibits to the Form 8-K of the registrant and Capital One Prime Auto Receivables Trust 2007-1 as Co-Registrant, filed with the Securities and Exchange Commission (the Commission) on 07/03/2007

		Payment Date:	10/15/2007
Servicer:	Capital One Auto Finance, Inc.	Prior Payment/Close Date:	09/17/2007
Seller:	Capital One Auto Receivables, LLC	Monthly Period Beginning:	09/01/2007
Depositor:	Capital One Auto Receivables, LLC	Monthly Period Ending:	09/30/2007
Indenture Trustee:	Deutsche Bank Trust Company Americas	Record Date:	10/12/2007
Owner Trustee:	Wilmington Trust Company	Coupon Accrual Begin Date:	09/17/2007
Administrator:	Capital One Auto Finance, Inc.	Coupon Accrual End Date:	10/14/2007
Custodian:	Capital One Auto Finance, Inc.	Days of Interest for Period:	28
Guarantor:	Capital One Financial Corporation	Days in Collection Period:	30
		Months Seasoned:	3
Swap C/Party:	Merrill Lynch Capital Services, Inc.	1 month LIBOR :	5.75250%

	Original Note	Opening	Principal	Accelerated Principal	Optional Principal Payment			Day	Interest	Calculated
Class	Balance	Balance	Payment	Payment	Amount	Closing Balance	Days	Basis	Rate	Interest	Interest Paid
			Per $1,000	Per $1,000	Per $1,000	Note Pool Factor				Per $1,000	Per $1,000

A1	$279,000,000.00	$184,901,813.03	$37,081,467.71	$0.00	$0.00	$147,820,345.32	28	Actual/360	5.34440%	$768,591.64	$768,591.64
			132.91			0.5298				2.75	2.75
A2	$325,000,000.00	$325,000,000.00	$0.00	$0.00	$0.00	$325,000,000.00	30	30/360	5.43000%	$1,470,625.00	$1,470,625.00
						1.0000				4.53	4.53
A3	$308,000,000.00	$308,000,000.00	$0.00	$0.00	$0.00	$308,000,000.00	30	30/360	5.47000%	$1,403,966.67	$1,403,966.67
						1.0000				4.56	4.56
A4	$283,090,000.00	$283,090,000.00	$0.00	$0.00	$0.00	$283,090,000.00	28	Actual/360	LIBOR + 0.02%	$1,270,995.46	$1,270,995.46
						1.0000				4.49	4.49
B1	$54,910,000.00	$54,910,000.00	$0.00	$0.00	$0.00	$54,910,000.00	30	30/360	5.76000%	$263,568.00	$263,568.00
						1.0000				4.80	4.80
TOTAL	$1,250,000,000.00	$1,155,901,813.03	$37,081,467.71	$0.00	$0.00	$1,118,820,345.32				$5,177,746.77	$5,177,746.77
			29.67			0.8951					4.14

COPAR 2007-1	September 2007

Capital One Prime Auto Receivables Trust
Series 2007-1

RECONCILIATION OF COLLECTION ACCOUNT:

Available Funds:
Scheduled and Prepayment Principal Cash Received	37,905,365.76
Liquidation Proceeds Collected During Period	128,399.34
Receivables Repurchase Amounts	30,084.54
Interest Collected on Receivables	7,525,756.98

Return of Excess Deposit - Prefunding Account	0.00
Advances from the Reserve Fund	0.00
Release from Reserve Fund Account	0.00
Investment Earnings on Trust Accounts
Collection Account	193,014.15
Transfer from Reserve Fund	74,580.67
Transfer from Pre-Funding Account	0.00
Net Swap Receipts	0.00
Optional Note Redemption Prepayment Amount	0.00

Total Available Funds		45,857,201.44

Distributions:
Trustee Fees	0.00
Servicing Fees	497,804.40
Net Swap Payments	39,396.69
Class A Noteholders’ Accrued Note Interest	4,914,178.77
Shortfall - Class A Noteholders’ Accrued Note Interest	0.00
First Allocation of Principal	0.00
Class B Noteholders’ Accrued Note Interest	263,568.00
Shortfall - Class B Noteholders’ Accrued Note Interest	0.00
Second Allocation of Principal	37,081,467.71

Deposit/(Release) to/from Reserve Account, to Required Level	3,060,785.87
Swap Termination Payments	0.00
Other Amounts Due to the Trustees	0.00
Optional Note Redemption Amount Prepayment Amount / EOD Prin Payment	0.00
Distribution to the Equity Certificate Holder	0.00

Total Distributions		45,857,201.44

COPAR 2007-1	September 2007

MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:
Beginning of Period Aggregate Principal Balance		1,194,730,556.10
Purchase of Subsequent Receivables		0.00

Monthly Principal Amounts
Regular Principal Received	23,807,420.85
Prepaid Principal Received	14,097,944.91
Defaulted Receivables	390,948.96
Principal Portion of Repurchased Receivables	29,899.85
Cram Down Losses and other non-cash adjustments	883.83

Total Monthly Principal Amounts		38,327,098.40
End of Period Aggregate Receivables Balance		1,156,403,457.70
Pool Factor (End of period Aggregate Receivables Balance / Original Pool Balance)		0.895056

RECONCILIATION OF PRE-FUNDING ACCOUNT:
Beginning of Period Pre-Funding Account Balance		0.00
Purchase of Subsequent Receivables	0.00
Investment Earnings	0.00
Investment Earning Transfer to Collection Account	0.00
Payment of Mandatory Prepayment Amount	0.00

End of Period Pre-Funding Account Balance		0.00

RECONCILIATION OF RESERVE ACCOUNT:
Beginning of Period Reserve Account Balance		18,344,983.06

Deposits to Reserve Account - Subsequent Fundings		0.00

Subtotal		18,344,983.06

Reserve Account Requirement	23,128,069.15
Reserve Account Shortfall / (Excess)	4,783,086.09

Deposit to Reserve Fund, to Required Level		3,060,785.87
Release from Reserve Account		0.00
End of Period Reserve Account Balance		21,405,768.93
Change in Reserve Account Balance from Prior Period		3,060,785.87
EOP Shortfall		1,722,300.22

COPAR 2007-1	September 2007

Capital One Prime Auto Receivables Trust
Series 2007-1

PREFUNDED LOANS:

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	72,907	06/21/2007	06/28/2007	$1,291,989,720.66
Subsequent Purchase #1	0			$0.00
Subsequent Purchase #2	0			$0.00
Subsequent Purchase #3	0			$0.00
Total	72,907			$1,291,989,720.66

ASSET PERFORMANCE:

Monthly Period And Cumulative Number of Receivables Calculation:	Cumulative	Current
Beginning Number of Receivables	72,907	69,873
Number of Subsequent Receivables Purchased	0	0
Number of Receivables Defaulted During Period	18	16
Number of Receivables Becoming Purchased Receivables During Period	130	2
Number of Receivables Paid-Off During Period	4,049	1,145
Ending Number of Receivables	68,710	68,710

Statistical Data (Current and Historical):	Initial	Total, Incl. Subseq. Additions	Prev. Month	Current
Weighted Average APR of the Receivables	7.54%	7.54%	7.55%	7.55%
Weighted Average Remaining Term	55.49	55.49	54.25	53.45
Weighted Average Original Term	61.20	61.20	61.20	61.20
Average Receivable Balance	17,721.07	17,721.07	17,098.60	16,830.21

Receivables with Scheduled Payment Delinquent	Units	Dollars	Percentage
31-60 days	188	5,024,754	0.43%
61-90 days	85	3,120,686	0.27%
over 90 days	74	2,669,844	0.23%
Receivables Delinquent More Than 60 Days at End of Period	159	5,790,530	0.50%

COPAR 2007-1	September 2007

Capital One Prime Auto Receivables Trust
Series 2007-1PREFUNDED LOANS:

PERFORMANCE TESTS:

Delinquency Ratio:
Receivables with Scheduled Payment Delinquent More Than 60 Days at the End of Period	5,790,529.52

End of Period Current Principal Balance	1,156,403,457.70
Delinquency Ratio		0.50%
Previous Monthly Period Delinquency Ratio		0.29%
Second Previous Monthly Period Delinquency Ratio		0.05%
3 Month Average Delinquency Ratio		0.28%

Current Net Charge-off Rate:
Receivables becoming Defaulted Receivables during period	390,948.96
Cram Down Losses occurring during period	883.83
Liquidation Proceeds collected during period	128,399.34
Net Losses during period	263,433.45
Monthly Annualized Net Charge-Off Ratio		0.27%

Cumulative Net Charge-off Rate:
Net Losses since Initial Cut-off Date (End of Period)	294,557.62
Cumulative Net Loss Ratio (Net Losses since the Initial Cut-off Date) / (Original Aggregrate Principal Balance)		0.02%

Met Specified Reserve Reduction Trigger?	N/A

Period 24: 3 Month Average Delinquency Ratio < 0.70%; Cumulative Net Loss Ratio <1.30%
Period 30: 3 Month Average Delinquency Ratio < 0.85%; Cumulative Net Loss Ratio <1.60%

COPAR 2007-1	September 2007

Capital One Prime Auto Receivables Trust
Series 2007-1PREFUNDED LOANS:

OFFICER’S CERTIFICATION

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Report as dated below.

OFFICERS’ CERTIFICATE

The undersigned hereby certifies that he or she is an Authorized Officer of Capital One Auto Finance, Inc. (the “Servicer”) and this Monthly Servicer Report complies with the requirements of, and is being delivered pursuant to, the Sale and Servicing Agreement dated as of June 28, 2007, as amended, by and among the Servicer, Capital One Prime Auto Receivables Trust 2007-1, as Issuer, Capital One Auto Receivables, LLC, as Seller, and Deutsche Bank Trust Company Americas, as Indenture Trustee.

CAPITAL ONE AUTO FINANCE, INC. as Servicer

By:	/s/ Steve Richter
Name:	Steve Richter
Title:	Authorized Officer
Date:	10/10/2007

COPAR 2007-1	September 2007